Deferred revenue (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Contract with Customer, Liability [Line Items]
Deferred revenue, current	¥ 438,669	$ 67,229	¥ 192,754
Deferred revenue, non-current	20,437	$ 3,132	17,418
Live streaming
Contract with Customer, Liability [Line Items]
Deferred revenue, current	414,006		161,868
Deferred revenue, non-current	16,504		12,685
Others
Contract with Customer, Liability [Line Items]
Deferred revenue, current	24,663		30,886
Deferred revenue, non-current	¥ 3,933		¥ 4,733